CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 1,990,552	$ 1,407,625
Short-term investments	1,381,991	389,440
Restricted cash	216,151	241,306
Accounts receivable, net of allowances for doubtful accounts of $14,068 and $20,214, respectively (including due from related parties of $60,896 and $75,037 as of December 31, 2016 and 2017, respectively, Note 9)	285,681	210,328
Prepaid expenses and other current assets (Note 9)	228,238	407,373
Total current assets	4,102,613	2,656,072
Property and equipment, net (Note 9)	262,676	241,680
Long-term investments, net (Note 4)	1,288,816	1,318,207
Intangible assets, net (Note 6)	22,811	1,842
Goodwill (Note 6)	81,396	10,266
Other assets (Note 9)	57,082	56,807
Total assets	5,815,394	4,284,874
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of $556,738 and $671,205 as of December 31, 2016 and 2017, respectively. Note 2):
Accounts payable	130,431	108,381
Amount due to customers	216,151	241,306
Accrued expenses and other current liabilities (Note 9)	446,779	452,751
Short-term bank loans	89,309	33,152
Income taxes payable	102,458	40,127
Deferred revenues (including deferred revenue from related parties of $19,186 and $14,666 as of December 31, 2016 and 2017, respectively)	134,580	95,566
Convertible debt (Note 18)	153,092
Total current liabilities	1,272,800	971,283
Long-term liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of $3,790 and $6,483 as of December 31, 2016 and 2017, respectively. Note 2):
Convertible debt (Note 18)	879,983	153,092
Deferred revenues from related parties (Note 10)	54,372	65,188
Other long-term liabilities	8,510	4,332
Total long-term liabilities	942,865	222,612
Total liabilities	2,215,665	1,193,895
Commitments and contingencies (Note 19)
SINA shareholders' equity:
Preferred shares: $1.00 par value; 3,750,000 and 3,750,000 shares authorized; nil shares issued and outstanding as of December 31, 2016; 7,150 shares issued and outstanding as of December 31, 2017, respectively (Note 15)	7
Ordinary shares: $0.133 par value; 150,000,000 and 150,000,000 shares authorized; 80,543,686 shares issued and 70,937,110 shares outstanding as of December 31, 2016; 81,489,677 shares issued and 71,409,729 shares outstanding as of December 31, 2017, respectively	10,838	10,713
Treasury stock (9,606,576 and 10,079,948 shares as of December 31, 2016 and 2017, respectively, Note 18)	(484,442)	(436,818)
Additional paid-in capital	3,192,073	2,610,173
Accumulated other comprehensive income	90,696	60,405
Retained earnings	37,670	435,117
Total SINA shareholders' equity	2,846,842	2,679,590
Non-controlling interests (Note 8)	752,887	411,389
Total shareholders' equity	3,599,729	3,090,979
Total liabilities and shareholders' equity	$ 5,815,394	$ 4,284,874